ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property, plant and equipment
	June 30, 2019 (UNAUDITED)	March 31, 2019
Computer equipment and software	$25,028	$20,565
Office equipment	49,724	49,724
Machinery and equipment	24,194	21,937
Less: accumulated depreciation	(22,985)	(16,278)
	$75,961	$75,948

	March 31, 2019	March 31, 2018
Computer equipment and software	$20,565	$15,103
Office equipment	49,724	—
Machinery and equipment	21,937	—
Less: accumulated depreciation	(16,278)	(1,844)
	$75,948	$13,259

Schedule of earnings per share

	June 30, 2019 (UNAUDITED)	June 30, 2018 (UNAUDITED)

Net Loss	$(1,122,198)	$(249,566)

Net Loss Per Share
Basic and Diluted:	$(0.06)	$(0.02)

Weighted average number of shares used in computing basic and diluted net loss per share:

Basic	17,847,740	15,983,273
Diluted	17,847,740	15,983,273

	March 31, 2019	March 31, 2018

Net Loss	$(2,539,498)	$(659,246)

Net Loss Per Share
Basic and Diluted:	$(0.15)	$(0.05)

Weighted average number of shares used in computing basic and diluted net loss per share:

Basic	16,589,633	13,336,309
Diluted	16,589,633	13,336,309